U.S. SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                   FORM 24F-2
                        ANNUAL NOTICE OF SECURITIES SOLD
                             PURSUANT TO RULE 24f-2

                        Read instructions at end of Form
                          before preparing Form. Please
                                 print or type.

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1.     Name and address of issuer:
       Countrywide Strategic Trust
       312 Walnut Street, 21st Floor
       Cincinnati, Ohio 45202
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2.     Name of each series or class of funds for which this notice is filed:
       U.S. Government Securities Fund
       Treasury Total Return Fund
       Utility Fund Class A
       Utility Fund Class C
       Equity Fund Class A
       Equity Fund Class C
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3.     Investment Company Act File Number: 811-3651

       Securities Act File Number: 2-80859
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4.     Last day of fiscal year for which this notice is filed;

       March 31, 1997
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5.     Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:

                                                      [  ]
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6.     Date of termination of issuer's declaration under rule
       24f-2(a)(1), if applicable (see Instruction A.6):

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7.     Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:

       2,282,009 shares of the U.S. Government Securities Fund
       1,832,021 shares of the Treasury Total Return Fund
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8.     Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:

           None
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9.     Number and aggregate sale price of securities sold during the fiscal year:

                                          NUMBER OF SHARES  SALE PRICE
U.S. Government Securities Fund                   317,801   $ 2,971,422
Treasury Total Return Fund                         16,063       131,548
Utility Fund                                      374,606     4,674,816
Equity Fund                                       612,884     8,153,025
                                               -----------   -----------
                               ISSUER TOTALS    1,321,354   $15,930,811
                                               ===========   ==========
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10.    Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule
       24f-2:
                                           NUMBER OF SHARES  SALE PRICE
                                             ------------    ----------
U.S. Government Securities Fund                    317,801   $ 2,971,422
Treasury Total Return Fund                          16,063       131,548
Utility Fund                                       374,606     4,674,816
Equity Fund                                        612,884     8,153,025
                                                -----------  -----------
                              ISSUER TOTALS      1,321,354   $15,930,811
                                                ===========   ==========
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11.    Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see Instruction B.7):

                                            NUMBER OF SHARES  SALE PRICE
                                             -------------    ----------
U.S. Government Securities Fund                   114,706      $1,068,202
Treasury Total Return Fund                         53,010         433,120
Utility Fund                                      111,953       1,401,207
Equity Fund                                        12,015         162,366
                                               -------------   ----------
                              ISSUER TOTALS       291,684      $3,064,895
                                               =============   ==========

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12.    Calculation of registration fee:

       (i)        Aggregate sale price of securities
                  sold during the fiscal year in
                  reliance on rule 24f-2 (from Item 10):       $15,930,811
                                                               ------------
       (ii)       Aggregate price of shares issued in
                  connection with dividend reinvestment
                  plans (from Item 11, if applicable):       +   3,064,895
                                                              -------------
       (iii)      Aggregate price of shares redeemed or
                  repurchased during the fiscal year
                  (if applicable):                           -  26,864,460
                                                              -------------
       (iv)       Aggregate price of shares redeemed or
                  repurchased and previously applied as
                  a reduction to filing fees pursuant to
                  rule 24e-2 (if applicable):                +   NONE
                                                              -------------
       (v)        Net aggregate price of securities sold
                  and issued during the fiscal year in
                  reliance on rule 24f-2 [line (i), plus
                  line (ii), less line (iii), plus line
                  (iv)] (if applicable):                        (7,868,754)
                                                               -------------
       (vi)       Multiplier prescribed by Section 6(b) of
                  the Securities Act of 1933 or other
                  applicable law or regulation (see
                  Instruction C.6):                            x .0003030303
                                                               -------------
       (vii)      Fee due [line (i) or line (v) multiplied
                  by line (vi)]:                               $   NONE
                                                               =============

Instruction: Issuers should complete lines (ii), (iii), (iv), and (v)
             only if the form is being filed within 60 days after the close of the issuer's fiscal year. See Instruction C.3.
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13.    Check box if fees are being remitted to the Commission's
       lockbox depository as described in section 3a of the Commission's Rules of Informal and Other Procedures
       (17 CFR 202.3a).
                                                 [ ]
       Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:


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                                   SIGNATURES

       This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

       By (Signature and Title)*         /s/ John F. Splain
                                        ----------------------------------------
                                        John F. Splain, Secretary
                                        ----------------------------------------
       Date May 20, 1997
       -----------------

*Please print the name and title of the signing officer below the signature.



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                           GOODWIN, PROCTER & HOAR LLP

                               COUNSELLORS AT LAW
                                 EXCHANGE PLACE
                        BOSTON, MASSACHUSETTS 02109-2881

                                             Telephone (617) 570-1000
                                             Telecopier (617) 523-1231

                                May 16, 1997

Countrywide Strategic Trust
312 Walnut Street
Cincinnati, Ohio 45202-4004

Gentlemen:

       Re:   Rule 24f-2 Opinion
             -----------------------
       As Massachusetts counsel to Countrywide Strategic Trust (formerly named Midwest Strategic Trust) (the "Trust"), we have been requested to render an opinion to accompany the filing by the Trust of a Rule 24f-2 Notice with respect to the fiscal year ended March 31, 1997 (the "Notice").

       Reference is made to paragraph 10 of the Notice, wherein the Trust reports that 1,321,354 shares of the Trust (collectively the "Shares" and consisting of 317,801 shares of the U.S. Government Securities Fund, 16,063 shares of the Treasury Total Return Fund, 374,606 shares of the Utility Fund and 612,884 shares of the Equity Fund) were sold during such fiscal year in reliance upon registration under the Securities Act of 1933 pursuant to Rule 24f-2 under the Investment Company Act of 1940.

       We have examined the Agreement and Declaration of Trust of the Trust as amended by filings on record at the office of the Secretary of the Commonwealth of Massachusetts, a certificate of the Secretary of the Trust concerning certain actions by the Trustees of the Trust, copies represented to be of the current Prospectus and Statement of Additional Information relating to the above-mentioned funds of the Trust, and the form of the Rule 24f-2 Notice.

       Based upon the foregoing and assuming that all of such Shares were sold in accordance with the terms of the respective Prospectus and Statement of Additional Information in effect at the time of sale, in our opinion the Shares have been legally issued and are fully paid and nonassessable by the Trust.

                                    Very truly yours,

                               /s/ Goodwin, Procter & Hoar LLP

                                    Goodwin, Procter & Hoar LLP



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